Investments - Schedule of Investments (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 USD ($)
Investments [Line Items]
Consideration paid for equity method investments	¥ 101,964	¥ 159,494
Number of businesses acquired	4	5
Cumulative income from equity method investment	¥ 1,883,643	¥ 1,986,054	$ 288,681
Cumulative Effect, Period of Adoption, Adjustment [Member]
Investments [Line Items]
Cumulative income from equity method investment	¥ 29,231	¥ 0